CECL - Financial instruments measured at amortized cost and credit losses (Tables)	6 Months Ended
Jun. 30, 2020
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
2Q20 (CHF million)
Cash and due from banks	131,709		(7)	131,702
Interest-bearing deposits with banks	1,191	[2]	(6)	1,185
Securities purchased under resale agreements and securities borrowing transactions	26,442		0	26,442
Debt securities held-to-maturity	95		0	95
Loans	282,750	[2,3]	(1,669)	281,081
Brokerage receivables	44,287	[2]	0	44,287
Other assets	14,981		(57)	14,924
Total	501,455		(1,739)	499,716
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest in the total amount of CHF 490 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 2 million relates to interest-bearing deposits with banks, CHF 453 million to loans and CHF 35 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 92 million on non-accrual loans which are reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	2Q20			1Q20						2Q19			[1]
	Consumer	Corporate & institutional	Total	Consumer		Corporate & institutional		Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	349	1,082	1,431	241		808		1,049	[2]	181	785	966
Current-period provision for expected credit losses	62	218	280	121	[3]	315	[3]	436		10	5	15
of which provisions for interest [4]	16	0	16	5		4		9		–	–	–
Gross write-offs	(12)	(24)	(36)	(12)		(35)		(47)		(25)	(87)	(112)
Recoveries	2	1	3	3		1		4		2	10	12
Net write-offs	(10)	(23)	(33)	(9)		(34)		(43)		(23)	(77)	(100)
Provisions for interest	–	–	–	–		–		–		3	7	10
Foreign currency translation impact and other adjustments, net	(2)	(7)	(9)	(4)		(7)		(11)		0	(9)	(9)
Balance at end of period	399	1,270	1,669	349		1,082		1,431		171	711	882
of which individually evaluated for impairment	313	586	899	237		540		777		130	446	576
of which collectively evaluated for impairment	86	684	770	112		542		654		41	265	306
	6M20				6M19			[1]
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	241	808	1,049	[2]	187	715	902
Current-period provision for expected credit losses	183	533	716		22	68	90
of which provisions for interest [3]	21	4	25		–	–	–
Gross write-offs	(24)	(59)	(83)		(48)	(93)	(141)
Recoveries	5	2	7		3	12	15
Net write-offs	(19)	(57)	(76)		(45)	(81)	(126)
Provisions for interest	–	–	–		5	16	21
Foreign currency translation impact and other adjustments, net	(6)	(14)	(20)		2	(7)	(5)
Balance at end of period	399	1,270	1,669		171	711	882
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF 103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF 55 million is reflected in consumer loans and CHF 48 million in corporate & institutional loans.

3
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

4 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Purchases, reclassifications and sales - loans held at amortized cost
Purchases, reclassifications and sales – loans held at amortized cost
	2Q20			1Q20			2Q19
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	21	643	664	0	685	685	0	472	472
Reclassifications from loans held-for-sale [2]	0	4	4	0	0	0	0	10	10
Reclassifications to loans held-for-sale [3]	0	528	528	0	460	460	0	555	555
Sales [3]	0	558	558	0	422	422	0	491	491
	6M20			6M19
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	21	1,328	1,349	0	977	977
Reclassifications from loans held-for-sale [2]	0	4	4	0	11	11
Reclassifications to loans held-for-sale [3]	0	988	988	0	1,748	1,748
Sales [3]	0	980	980	0	1,606	1,606
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
	2Q20	1Q20	6M20
CHF million
Balance at beginning of period	52	45	45
Current-period provision for expected credit losses	21	15	36
Gross write-offs	(1)	(8)	(9)
Recoveries	1	0	1
Net write-offs	0	(8)	(8)
Foreign currency translation impact and other adjustments, net	(3)	0	(3)
Balance at end of period	70	52	70
of which individually evaluated for impairment	20	15	20
of which collectively evaluated for impairment	50	37	50

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q20 (CHF million)
Mortgages
2020	7,090	774	3	7,867
2019	15,143	1,693	11	16,847
2018	11,348	1,080	40	12,468
2017	8,208	976	80	9,264
2016	11,849	955	46	12,850
Prior years	45,659	3,490	202	49,351
Total term loans	99,297	8,968	382	108,647
Revolving loans	831	530	14	1,375
Total	100,128	9,498	396	110,022
Loans collateralized by securities
2020	1,548	814	105	2,467
2019	1,284	440	69	1,793
2018	745	231	170	1,146
2017	107	48	51	206
2016	196	215	0	411
Prior years	621	395	0	1,016
Total term loans	4,501	2,143	395	7,039
Revolving loans [1]	39,158	2,676	111	41,945
Total	43,659	4,819	506	48,984
Consumer finance
2020	480	610	1	1,091
2019	663	701	13	1,377
2018	311	324	20	655
2017	129	193	19	341
2016	35	90	12	137
Prior years	28	129	47	204
Total term loans	1,646	2,047	112	3,805
Revolving loans	873	153	89	1,115
Total	2,519	2,200	201	4,920
Consumer – total
2020	9,118	2,198	109	11,425
2019	17,090	2,834	93	20,017
2018	12,404	1,635	230	14,269
2017	8,444	1,217	150	9,811
2016	12,080	1,260	58	13,398
Prior years	46,308	4,014	249	50,571
Total term loans	105,444	13,158	889	119,491
Revolving loans	40,862	3,359	214	44,435
Total	146,306	16,517	1,103	163,926
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q20 (CHF million)
Real estate
2020	2,597	1,399	0	3,996
2019	3,554	2,173	1	5,728
2018	2,514	1,230	132	3,876
2017	1,225	533	96	1,854
2016	2,023	345	23	2,391
Prior years	7,444	1,446	26	8,916
Total term loans	19,357	7,126	278	26,761
Revolving loans	1,224	332	32	1,588
Total	20,581	7,458	310	28,349
Commercial and industrial loans
2020	5,408	8,192	79	13,679
2019	5,561	8,271	304	14,136
2018	2,422	5,350	226	7,998
2017	1,448	2,496	46	3,990
2016	1,285	1,554	29	2,868
Prior years	3,994	4,577	227	8,798
Total term loans	20,118	30,440	911	51,469
Revolving loans	11,187	11,029	558	22,774
Total	31,305	41,469	1,469	74,243
Financial institutions
2020	2,037	420	0	2,457
2019	2,478	326	41	2,845
2018	1,454	442	1	1,897
2017	105	110	0	215
2016	44	107	20	171
Prior years	336	22	3	361
Total term loans	6,454	1,427	65	7,946
Revolving loans	6,500	696	1	7,197
Total	12,954	2,123	66	15,143
Governments and public institutions
2020	44	12	0	56
2019	137	30	0	167
2018	81	0	0	81
2017	36	0	0	36
2016	271	1	0	272
Prior years	547	28	0	575
Total term loans	1,116	71	0	1,187
Revolving loans	14	0	0	14
Total	1,130	71	0	1,201
Corporate & institutional – total
2020	10,086	10,023	79	20,188
2019	11,730	10,800	346	22,876
2018	6,471	7,022	359	13,852
2017	2,814	3,139	142	6,095
2016	3,623	2,007	72	5,702
Prior years	12,321	6,073	256	18,650
Total term loans	47,045	39,064	1,254	87,363
Revolving loans	18,925	12,057	591	31,573
Total	65,970	51,121	1,845	118,936
Total loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q20 (CHF million)
Loans held at amortized cost – total
2020	19,204	12,221	188	31,613
2019	28,820	13,634	439	42,893
2018	18,875	8,657	589	28,121
2017	11,258	4,356	292	15,906
2016	15,703	3,267	130	19,100
Prior years	58,629	10,087	505	69,221
Total term loans	152,489	52,222	2,143	206,854
Revolving loans	59,787	15,416	805	76,008
Total	212,276	67,638	2,948	282,862	[1]
Value of collateral [2]	192,133	54,266	2,258	248,657
1 Excludes accrued interest on loans held at amortized cost of CHF 453 million.
2
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

4Q19 Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
4Q19 (CHF million)
Mortgages [1]	99,677	9,629	365	109,671
Loans collateralized by securities [1]	50,766	5,531	128	56,425
Consumer finance	1,527	2,677	167	4,371
Consumer	151,970	17,837	660	170,467
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans [1]	30,090	38,522	1,108	69,720
Financial institutions	13,267	2,122	47	15,436
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	65,047	48,385	1,280	114,712
Gross loans held at amortized cost	217,017	66,222	1,940	285,179
Value of collateral [2]	200,521	54,543	1,378	256,442
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

2
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2Q20 (CHF million)
Other financial assets held at amortized cost
2019	0	95	0	95
2018	0	70	0	70
Total term positions	0	165	0	165
Revolving positions	0	961	0	961
Total	0	1,126	0	1,126
Includes primarily mortgage servicing advances and failed purchases.

Financing Receivable, Nonaccrual [Table Text Block]
Non-accrual loans held at amortized cost
	6M20
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	337	380	1	20
Loans collateralized by securities	122	377	3	75
Consumer finance	168	204	0	4
Consumer	627	961	4	99
Real estate	155	270	3	37
Commercial and industrial loans	682	978	21	41
Financial institutions	46	65	0	8
Corporate & institutional	883	1,313	24	86
Total loans held at amortized cost	1,510	2,274	28	185

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2Q20 (CHF million)
Mortgages	109,519	128	24	14	337	503	110,022
Loans collateralized by securities	48,563	42	0	4	375	421	48,984
Consumer finance	4,293	405	20	48	154	627	4,920
Consumer	162,375	575	44	66	866	1,551	163,926
Real estate	28,213	40	5	0	91	136	28,349
Commercial and industrial loans	72,525	585	232	199	702	1,718	74,243
Financial institutions	14,470	609	1	1	62	673	15,143
Governments and public institutions	1,190	11	0	0	0	11	1,201
Corporate & institutional	116,398	1,245	238	200	855	2,538	118,936
Total loans held at amortized cost	278,773	1,820	282	266	1,721	4,089	282,862	[1]
4Q19 (CHF million)
Mortgages [2]	109,279	83	16	9	284	392	109,671
Loans collateralized by securities [2]	56,287	79	0	2	57	138	56,425
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	169,392	445	77	54	499	1,075	170,467
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans [2]	68,462	528	62	71	597	1,258	69,720
Financial institutions	15,300	85	1	3	47	136	15,436
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	113,063	734	73	76	766	1,649	114,712
Total loans held at amortized cost	282,455	1,179	150	130	1,265	2,724	285,179
1 Excludes accrued interest on loans held at amortized cost of CHF 453 million.
2
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	2Q20			1Q20			2Q19
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Loans collateralized by securities	2	116	116	0	0	0	0	0	0
Commercial and industrial loans	1	2	1	6	30	14	6	14	14
Total loans	3	118	117	6	30	14	6	14	14
	6M20			6M19
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	1	7	7
Loans collateralized by securities	2	116	116	0	0	0
Commercial and industrial loans	7	32	15	6	14	14
Total loans	9	148	131	7	21	21

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	2Q20		1Q20		2Q19
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Commercial and industrial loans	3	12	0	0	0	0
Total loans	3	12	0	0	0	0
	6M20		6M19
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	1	13
Commercial and industrial loans	3	12	0	0
Total loans	3	12	1	13

Bank
Financial instruments measured at amortized costs
Overview of financial instruments measured at amortized cost – by balance sheet position
end of	Amortized cost basis	[1]	Allowance for credit losses	Net carrying value
6M20 (CHF million)
Cash and due from banks	130,927		(3)	130,924
Interest-bearing deposits with banks	1,182	[2]	(6)	1,176
Securities purchased under resale agreements and securities borrowing transactions	26,442		0	26,442
Debt securities held-to-maturity	95		0	95
Loans	290,364	[2,3]	(1,668)	288,696
Brokerage receivables	44,289	[2]	0	44,289
Other assets	15,112		(54)	15,058
Total	508,411		(1,731)	506,680
1 Net of unearned income/deferred expenses, as applicable.
2
Excludes accrued interest for credit losses in the total amount of CHF 490 million, with no related allowance for credit losses. Of the accrued interest balance, CHF 2 million relates to interest-bearing deposits with banks, CHF 453 million to loans and CHF 35 million to brokerage receivables. These accrued interest balances are reported in other assets.

3 Includes endangered interest of CHF 91 million on non-accrual loans which are reported as part of the loans' amortized cost balance.

Allowance for credit losses - loans held at amortized cost
Allowance for credit losses – loans held at amortized cost
	6M20				6M19			[1]
	Consumer	Corporate & institutional	Total		Consumer	Corporate & institutional	Total
Allowance for credit losses (CHF million)
Balance at beginning of period	241	807	1,048	[2]	187	714	901
Current-period provision for expected credit losses	183	533	716		22	68	90
of which provisions for interest [3]	21	4	25		–	–	–
Gross write-offs	(24)	(59)	(83)		(48)	(93)	(141)
Recoveries	5	2	7		3	12	15
Net write-offs	(19)	(57)	(76)		(45)	(81)	(126)
Provisions for interest	–	–	–		5	16	21
Foreign currency translation impact and other adjustments, net	(6)	(14)	(20)		2	(7)	(5)
Balance at end of period	399	1,269	1,668		171	710	881
of which individually evaluated for impairment	313	585	898		130	445	575
of which collectively evaluated for impairment	86	684	770		41	265	306
1 Measured under the previous accounting guidance (incurred loss model).
2
Includes a net impact of CHF  103 million from the adoption of the new CECL guidance and the related election of the fair value option for certain loans on January 1, 2020, of which CHF  55 million is reflected in consumer loans and CHF  48 million in corporate & institutional loans.

3 Represents the current-period net provision for accrued interest on non-accrual loans and lease financing transactions which is recognized as a reversal of interest income.

Purchases, reclassifications and sales - loans held at amortized cost
Purchases, reclassifications and sales – loans held at amortized cost
	6M20			6M19
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	21	1,328	1,349	0	977	977
Reclassifications from loans held-for-sale [2]	0	4	4	0	11	11
Reclassifications to loans held-for-sale [3]	0	988	988	0	1,748	1,748
Sales [3]	0	980	980	0	1,606	1,606
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Other financial assets

Allowance for Credit Losses on Other Financing Instruments [Table Text Block]
Allowance for credit losses – other financial assets held at amortized cost
6M20
CHF million
Balance at beginning of period	43
Current-period provision for expected credit losses	32
Gross write-offs	(9)
Recoveries	1
Net write-offs	(8)
Foreign currency translation impact and other adjustments, net	(4)
Balance at end of period	63
of which individually evaluated for impairment	19
of which collectively evaluated for impairment	44

Loans held at amortized cost by internal counterparty rating
Consumer loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M20 (CHF million)
Mortgages
2020	7,090	774	3	7,867
2019	15,143	1,693	11	16,847
2018	11,348	1,080	40	12,468
2017	8,208	976	80	9,264
2016	11,849	955	46	12,850
Prior years	45,659	3,490	202	49,351
Total term loans	99,297	8,968	382	108,647
Revolving loans	831	530	14	1,375
Total	100,128	9,498	396	110,022
Loans collateralized by securities
2020	1,548	814	105	2,467
2019	1,284	440	69	1,793
2018	745	231	170	1,146
2017	107	48	51	206
2016	196	215	0	411
Prior years	621	395	0	1,016
Total term loans	4,501	2,143	395	7,039
Revolving loans [1]	39,158	2,676	111	41,945
Total	43,659	4,819	506	48,984
Consumer finance
2020	480	610	1	1,091
2019	663	701	13	1,377
2018	311	324	20	655
2017	129	193	19	341
2016	35	90	12	137
Prior years	28	129	47	204
Total term loans	1,646	2,047	112	3,805
Revolving loans	873	153	89	1,115
Total	2,519	2,200	201	4,920
Consumer – total
2020	9,118	2,198	109	11,425
2019	17,090	2,834	93	20,017
2018	12,404	1,635	230	14,269
2017	8,444	1,217	150	9,811
2016	12,080	1,260	58	13,398
Prior years	46,308	4,014	249	50,571
Total term loans	105,444	13,158	889	119,491
Revolving loans	40,862	3,359	214	44,435
Total	146,306	16,517	1,103	163,926
1 Lombard loans are generally classified as revolving loans.
Corporate & institutional loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M20 (CHF million)
Real estate
2020	2,597	1,399	0	3,996
2019	3,554	2,173	1	5,728
2018	2,514	1,230	132	3,876
2017	1,225	533	96	1,854
2016	2,023	345	23	2,391
Prior years	7,444	1,446	26	8,916
Total term loans	19,357	7,126	278	26,761
Revolving loans	1,224	332	32	1,588
Total	20,581	7,458	310	28,349
Commercial and industrial loans
2020	5,408	8,192	79	13,679
2019	5,561	8,271	304	14,136
2018	2,422	5,350	226	7,998
2017	1,448	2,496	46	3,990
2016	1,285	1,554	29	2,868
Prior years	3,994	4,577	215	8,786
Total term loans	20,118	30,440	899	51,457
Revolving loans	11,187	11,029	558	22,774
Total	31,305	41,469	1,457	74,231
Financial institutions
2020	2,037	420	0	2,457
2019	2,478	326	41	2,845
2018	1,454	442	1	1,897
2017	105	110	0	215
2016	44	107	20	171
Prior years	336	22	3	361
Total term loans	6,454	1,427	65	7,946
Revolving loans	6,500	696	1	7,197
Total	12,954	2,123	66	15,143
Governments and public institutions
2020	44	12	0	56
2019	137	30	0	167
2018	81	0	0	81
2017	36	0	0	36
2016	271	1	0	272
Prior years	547	28	0	575
Total term loans	1,116	71	0	1,187
Revolving loans	14	0	0	14
Total	1,130	71	0	1,201
Corporate & institutional – total
2020	10,086	10,023	79	20,188
2019	11,730	10,800	346	22,876
2018	6,471	7,022	359	13,852
2017	2,814	3,139	142	6,095
2016	3,623	2,007	72	5,702
Prior years	12,321	6,073	244	18,638
Total term loans	47,045	39,064	1,242	87,351
Revolving loans	18,925	12,057	591	31,573
Total	65,970	51,121	1,833	118,924
Total loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M20 (CHF million)
Loans held at amortized cost – total
2020	19,204	12,221	188	31,613
2019	28,820	13,634	439	42,893
2018	18,875	8,657	589	28,121
2017	11,258	4,356	292	15,906
2016	15,703	3,267	130	19,100
Prior years	58,629	10,087	493	69,209
Total term loans	152,489	52,222	2,131	206,842
Revolving loans	59,787	15,416	805	76,008
Total loans to third parties	212,276	67,638	2,936	282,850
Total loans to entities under common control	7,626	0	0	7,626
Total	219,902	67,638	2,936	290,476	[1]
Value of collateral [2]	192,167	54,266	2,247	248,680
1 Excludes accrued interest on loans held at amortized cost of CHF 453 million.
2
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

2019 Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
2019 (CHF million)
Mortgages [1]	99,677	9,629	365	109,671
Loans collateralized by securities [1]	50,766	5,531	128	56,425
Consumer finance	1,527	2,677	167	4,371
Consumer	151,970	17,837	660	170,467
Real estate	20,524	7,674	125	28,323
Commercial and industrial loans [1]	30,703	38,522	1,096	70,321
Financial institutions	19,912	2,122	47	22,081
Governments and public institutions	1,166	67	0	1,233
Corporate & institutional	72,305	48,385	1,268	121,958
Gross loans held at amortized cost	224,275	66,222	1,928	292,425
Value of collateral [2]	200,556	54,543	1,366	256,465
1
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

2
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity and market transparency.

Other Financial Assets Credit Quality Indicators [Table Text Block]
Other financial assets held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	AAA to BBB	BB to C	D	Total
6M20 (CHF million)
Other financial assets held at amortized cost
2019	0	95	0	95
2018	0	70	0	70
Total term positions	0	165	0	165
Revolving positions	0	961	0	961
Total	0	1,126	0	1,126
Includes primarily mortgage servicing advances and failed purchases.

Financing Receivable, Nonaccrual [Table Text Block]
Non-accrual loans held at amortized cost
	6M20
	Amortized cost of non-accrual assets at beginning of period	Amortized cost of non-accrual assets at end of period	Interest income recognized	Amortized cost of non-accrual assets with no specific allowance at end of period
CHF million
Mortgages	337	380	1	20
Loans collateralized by securities	122	377	3	75
Consumer finance	168	204	0	4
Consumer	627	961	4	99
Real estate	155	270	3	37
Commercial and industrial loans	670	966	21	41
Financial institutions	46	65	0	8
Corporate & institutional	871	1,301	24	86
Total loans held at amortized cost	1,498	2,262	28	185

Past Due Financing Receivables [Table Text Block]
Loans held at amortized cost – past due
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
6M20 (CHF million)
Mortgages	109,519	128	24	14	337	503	110,022
Loans collateralized by securities	48,563	42	0	4	375	421	48,984
Consumer finance	4,293	405	20	48	154	627	4,920
Consumer	162,375	575	44	66	866	1,551	163,926
Real estate	28,213	40	5	0	91	136	28,349
Commercial and industrial loans	72,525	585	232	199	690	1,706	74,231
Financial institutions	14,470	609	1	1	62	673	15,143
Governments and public institutions	1,190	11	0	0	0	11	1,201
Corporate & institutional	116,398	1,245	238	200	843	2,526	118,924
Total loans to third parties	278,773	1,820	282	266	1,709	4,077	282,850
Total loans to entities under common control	7,626	0	0	0	0	0	7,626
Total loans held at amortized cost	286,399	1,820	282	266	1,709	4,077	290,476	[1]
2019 (CHF million)
Mortgages [2]	109,279	83	16	9	284	392	109,671
Loans collateralized by securities [2]	56,287	79	0	2	57	138	56,425
Consumer finance	3,826	283	61	43	158	545	4,371
Consumer	169,392	445	77	54	499	1,075	170,467
Real estate	28,094	95	10	2	122	229	28,323
Commercial and industrial loans [2]	69,075	528	62	71	585	1,246	70,321
Financial institutions	21,945	85	1	3	47	136	22,081
Governments and public institutions	1,207	26	0	0	0	26	1,233
Corporate & institutional	120,321	734	73	76	754	1,637	121,958
Total loans held at amortized cost	289,713	1,179	150	130	1,253	2,712	292,425
1 Excludes accrued interest on loans held at amortized cost of CHF 453 million.
2
Certain corporate & institutional loans have been reclassified to consumer loans following the application of a look-through approach with regard to beneficial owners. Prior periods have been reclassified to conform to the current presentation.

Restructured financing receivables held at amortized cost
Restructured financing receivables held at amortized cost
	6M20			6M19
in	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
CHF million, except where indicated
Mortgages	0	0	0	1	7	7
Loans collateralized by securities	2	116	116	0	0	0
Commercial and industrial loans	7	32	15	6	14	14
Total loans	9	148	131	7	21	21

Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
Restructured financing receivables held at amortized cost that defaulted within 12 months from restructuring
	6M20		6M19
in	Number of contracts	Recorded investment	Number of contracts	Recorded investment
CHF million, except where indicated
Mortgages	0	0	1	13
Commercial and industrial loans	3	12	0	0
Total loans	3	12	1	13